Personnel expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Salaries and related expenses included in:
Operating expenses and cost of services	$ 242.8	$ 250.9	$ 218.3
General and administrative	185.5	238.8	193.0
Total personnel expenses	$ 428.3	$ 489.7	$ 411.3